Income Taxes (Tables)	12 Months Ended
Sep. 26, 2015
Income Taxes [Abstract]
Schedule Of Income Tax Expense (Benefit)
	2015	2014	2013
Current:
United States
Federal	$—	—	$—
State	3	5	2
Non-U.S.	7	3	4
Current income tax provision	10	8	6
Deferred:
United States
Federal	31	3	26
State	(4)	(5)	(3)
Non-U.S.	(1)	(2)	(1)
Deferred income tax expense (benefit)	26	(4)	22
Expense for income taxes	$36	$4	$28

Schedule Of Effective Income Tax Rate Reconciliation
	2015	2014	2013
U.S. Federal income tax expense at the statutory rate	$43	$23	$29
Adjustments to reconcile to the income tax provision:
U.S. State income tax expense	7	5	(1)
Changes in state valuation allowance	(7)	—	—
Research and development credits	(5)	(20)	—
Permanent differences	—	(2)	—
Changes in foreign valuation allowance	—	1	1
Rate differences between U.S. and foreign	(2)	(1)	(2)
APB 23	—	(1)	—
Other	—	(1)	1
Expense for income taxes	$36	$4	$28

Components Of Net Deferred Income Tax Liability
	2015	2014
Deferred tax assets:
Allowance for doubtful accounts	$3	$3
Deferred gain on sale-leaseback	12	13
Accrued liabilities and reserves	84	58
Inventories	9	10
Net operating loss carryforward	130	248
Alternative minimum tax (AMT) credit carryforward	9	9
Research and development credit carryforward	22	22
Federal and state tax credits	7	13
Other	3	9
Total deferred tax assets	279	385
Valuation allowance	(29)	(56)
Total deferred tax assets, net of valuation allowance	250	329
Deferred tax liabilities:
Property, plant and equipment	137	157
Intangible assets	256	279
Debt extinguishment	79	107
Other	3	6
Total deferred tax liabilities	475	549
Net deferred tax liability	$(225)	$(220)

Activity Related To Gross Unrecognized Tax Benefits
	2015	2014
Beginning unrecognized tax benefits	$14	$14
Gross increases – tax positions in prior periods	—	2
Gross increases – current period tax positions	1	1
Settlements	(1)	(2)
Lapse of statute of limitations	(1)	(1)
Ending unrecognized tax benefits	$13	$14